Financial Instruments and Fair Value Disclosures - Derivatives designated as hedging instruments (Table 2) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest rate swaps - Realized Loss	$ (312,069)	$ (174,869)	$ 0
Interest and finance costs (Location of Gain / (Loss) Transferred from Accumulated Other Comprehensive Income / (Loss) in Statement of Comprehensive Income / (Loss) - Effective Portion)
Interest rate swaps - Realized Loss	$ (312,069)	$ (174,869)